Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2019	$ 114,840	$ 28,730	$ (13,006)	$ (88,372)	$ 42,192
Statement Line Items [Line Items]
Net loss for the period				(6,372)	(6,372)
Total other comprehensive loss			(7,260)		(7,260)
Total comprehensive loss			(7,260)	(6,372)	(13,632)
Shares issued as part of Credit Facility	180				180
Stock options, Value of services recognized		33			33
Deferred and restricted share units, Value of units recognized and shares issued	154	(51)			103
Balance at Mar. 31, 2020	115,174	28,712	(20,266)	(94,744)	28,876
Balance at Dec. 31, 2020	136,199	34,015	(15,380)	(104,392)	50,442
Statement Line Items [Line Items]
Net loss for the period				(2,922)	(2,922)
Total other comprehensive loss			(973)		(973)
Total comprehensive loss			(973)	(2,922)	(3,895)
Stock options, Value of services recognized		203			203
Deferred and restricted share units, Value of units recognized and shares issued		548			548
Stock options, Proceeds on issuing shares	$ 27	$ (9)			$ 18
Deferred and restricted share units, Shares issued on exercise of RSUs and DSUs	137	(123)			14
Balance at Mar. 31, 2021	$ 136,363	$ 34,634	$ (16,353)	$ (107,314)	$ 47,330